Note 6 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2018	2017
Land and land improvements	$14,231	$14,318
Buildings and improvements	36,185	34,721
Machinery and equipment	4,508	9,151
Vehicles	455	467
Office furniture and fixtures	6,458	6,301
Construction in progress	2,569	294
	64,406	65,252
Less accumulated depreciation and amortization	(21,872)	(22,037)
Property and equipment, net	$42,534	$43,215